Events after the reporting period	6 Months Ended
Dec. 31, 2025
Events after the reporting period [Abstract]
Events after the reporting period
Note 33. Events after the reporting period

On 5 February 2026, Ioneer announced the issue of 400,000,000 new fully paid ordinary shares at an issue price of A$0.18 (~US$0.13) per share by way of a single-tranche placement for gross proceeds of A$72 million (~US$50 million). The placement was strongly supported by new and existing shareholders and will be used to accelerate the development of Rhyolite Ridge including long lead items and early works, to advance project readiness, fund environmental permitting expenses and commitments, pay other project costs and fund working capital, meet obligations under the closed DOE Loan and for general corporate purposes.
Other than as mentioned above, in the period since 31 December 2025 and up to the date of this report, there has not been any other item, transaction or event of a material and unusual nature likely in the opinion of directors, to substantially affect the operations of the Group, the results of those operations or the state of affairs of the Group in subsequent financial years.